SEGMENT INFORMATION (Details 2) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2024 USD ($)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)
Segment Information
Mainland China	$ 7	¥ 49	¥ 162
Hong Kong	35,144	256,484	247,767
Total	$ 35,151	¥ 256,533	¥ 247,929